ASPIRATION FUNDS
4551 Glencoe Avenue
Marina Del Rey, CA  90292
800-683-8529

February 20, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Aspiration Funds File Nos. 333-192991 and 811-22922

Ladies and Gentlemen,
On behalf of the Aspiration Funds and pursuant to Rule 497(c) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to the final form of the Prospectus and Statement of Additional Information which was filed with the Securities and Exchange Commission on February 6, 2020.
If you have any questions or comments in connection with the foregoing, please contact the undersigned at 252-984-3807.
Sincerely,
/s/ Tracie A. Coop
Tracie A. Coop, Secretary